Supplemental financial information - Property, plant and equipment at cost (Details) (USD $) In Millions, unless otherwise specified							12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Land	Dec. 31, 2012 Land	Dec. 31, 2013 Buildings and improvements	Dec. 31, 2012 Buildings and improvements	Dec. 31, 2013 Buildings and improvements Minimum	Dec. 31, 2013 Buildings and improvements Maximum	Dec. 31, 2013 Machinery and equipment	Dec. 31, 2012 Machinery and equipment	Dec. 31, 2013 Machinery and equipment Minimum	Dec. 31, 2013 Machinery and equipment Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost, depreciable lives							5 years	40 years			3 years	10 years
Property, plant and equipment at cost	$ 6,556	$ 6,891	$ 175	$ 189	$ 2,913	$ 3,006			$ 3,468	$ 3,696